SEGMENT INFORMATION - Capital Expenditures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	$ 912,355	$ 283,998	$ 785,634
Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	550,459	227,857	783,247
Mocha Clubs [Member] | Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	6,515	5,951	23,558
Altira Macau [Member] | Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	5,464	7,105	6,662
City of Dreams [Member] | Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	97,654	99,416	39,774
Studio City [Member] | Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	440,826	115,385	713,253
City of Dreams Manila [Member] | The Philippines [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	359,854	817	0
Corporate and Others [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	$ 2,042	$ 55,324	$ 2,387